Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares	Treasury shares	Pre- funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 2,787	$ (41)		$ 41,670	$ (40,255)	$ 4,161
Balance (in Shares) at Dec. 31, 2018		12,700,056	(5,434)
Issuance of ordinary shares, net		$ 531			2,778		3,309
Issuance of ordinary shares, net (in Shares)		2,329,414
Share-based compensation related to options granted					372		372
Loss for the year						(4,551)	(4,551)
Balance at Dec. 31, 2019		$ 3,318	$ (41)		44,820	(44,806)	3,291
Balance (in Shares) at Dec. 31, 2019		15,029,470	(5,434)
Issuance of ordinary shares, net	[1]	$ 1,203			4,644		5,847
Issuance of ordinary shares, net (in Shares)	[1]	5,175,000
Options exercised		$ 3			8		11
Options exercised (in Shares)		13,750
Share-based compensation related to options granted					229		229
Cancelation of par value		$ (4,524)			4,524
Cancelation of par value (in Shares)
Loss for the year						(3,730)	(3,730)
Balance at Dec. 31, 2020			$ (41)		54,225	(48,536)	5,648
Balance (in Shares) at Dec. 31, 2020		20,218,220	(5,434)
Issuance of ordinary shares, net	[2]				14,586		14,586
Issuance of ordinary shares, net (in Shares)	[2]	11,485,697
Issuance of ordinary shares public offering in December 2021, net	[3]				12,400		12,400
Issuance of ordinary shares public offering in December 2021, net (in Shares)	[3]	3,892,152
Issuance of pre- funded warrants					3,566		3,566
Issuance of pre- funded warrants (in Shares)				1,034,000
Options exercised					337		337
Options exercised (in Shares)		189,700
Share-based compensation related to options granted					316		316
Cancelation of treasury shares			$ 41		(41)
Cancelation of treasury shares (in Shares)		(5,434)	5,434
Loss for the year						(9,895)	(9,895)
Balance at Dec. 31, 2021					$ 85,389	$ (58,431)	$ 26,958
Balance (in Shares) at Dec. 31, 2021		35,780,335		1,034,000

[1]	Net of issuance cost of approximately $219
[2]	Net of issuance cost of approximately $414
[3]	Net of issuance cost of approximately $1,028